Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Schedule of Placement in Fair Value Hierarchy of Assets Measured at Fair Value

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value:

	Fair Value Measurements as of December 31, 2024
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Investments, at fair value:
Money market funds	$108,673	108,673	—	—
Common/collective trusts	31,538,124	31,538,124	—	—
Mutual funds	111,203,112	111,203,112	—	—
Self-directed accounts	8,576,758	8,576,758	—	—
Regency Centers Corporation common stock fund	9,190,695	—	9,190,695	—
Total investments	$160,617,362	151,426,667	9,190,695	—

	Fair Value Measurements as of December 31, 2023
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Investments, at fair value:
Money market funds	$151,738	151,738	—	—
Common/collective trusts	29,918,906	29,918,906	—	—
Mutual funds	93,640,067	93,640,067	—	—
Self-directed accounts	4,374,772	4,374,772	—	—
Regency Centers Corporation common stock fund	7,993,313	—	7,993,313	—
Total investments	$136,078,796	128,085,483	7,993,313	—